SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund

June 30, 2026 (Unaudited)
Principal Amount		Value
Corporate Bonds — 97.0%
Australia — 0.00%
$220,972	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	$17,457
143,548	Quintis Australia Pty Ltd., PIK, 12.00%, 10/1/28(a),(b),(c)	—
		17,457
Canada — 3.5%
5,183,000	1011778 BC ULC / New Red Finance, Inc., 3.88%, 1/15/28(a)	5,087,715
10,258,000	1011778 BC ULC / New Red Finance, Inc., 4.38%, 1/15/28(a)	10,145,332
3,699,000	Bombardier, Inc., 7.00%, 6/1/32(a)	3,834,709
3,119,000	Garda World Security Corp., 6.50%, 1/15/31(a)	3,161,657
928,000	Garda World Security Corp., 8.38%, 11/15/32(a)	949,311
4,937,000	Methanex Corp., 5.25%, 12/15/29	4,905,502
7,474,000	NOVA Chemicals Corp., 4.25%, 5/15/29(a)	7,299,664
5,360,000	Skeena Resources Ltd., 8.50%, 4/1/31(a)	5,627,872
14,799,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, 9.50%, 5/15/30(a)	13,949,229
		54,960,991
France — 1.4%
7,487,000	Forvia SE, 6.75%, 9/15/33(a)	7,475,490
5,020,000	Iliad Holding SASU, 7.00%, 10/15/28(a)	5,043,919
8,002,000	Societe Generale SA, 8.50%, (a),(d),(e)	8,782,195
		21,301,604
Germany — 1.3%
4,800,000	ZF North America Capital, Inc., 6.88%, 4/14/28(a)	4,899,970
15,421,000	ZF North America Capital, Inc., 7.50%, 3/24/31(a)	15,527,498
		20,427,468
Italy — 0.6%
8,422,000	Fibercop SpA, Series 2033, 6.38%, 11/15/33(a)	8,455,108

Jamaica — 0.7%
10,911,000	Digicel International Finance Ltd. / Difl US LLC, 8.63%, 8/1/32(a)	11,243,705

Japan — 0.7%
4,897,000	Rakuten Group, Inc., 9.75%, 4/15/29(a)	5,319,968
4,702,000	Rakuten Group, Inc., 11.25%, 2/15/27(a)	4,862,552
		10,182,520
Jersey — 0.4%
6,581,000	Stonepeak Motion Holdco Ltd. / Stonepeak Motion Finco LLC, 6.13%, 7/15/33(a)	6,589,676

Luxembourg — 0.4%
5,650,000	Altice France Lux 3 / Altice Holdings 1, 10.00%, 1/15/33(a)	5,549,961

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value

Mexico — 0.7%
$4,180,000	Banco Mercantil del Norte SA, 8.38%, (a),(d),(e)	$4,275,900
6,146,000	Banco Mercantil del Norte SA, 8.75%, (a),(d),(e)	6,352,169
		10,628,069
Netherlands — 1.3%
13,747,000	Sunrise FinCo I BV, 4.88%, 7/15/31(a)	12,986,435
7,760,000	VZ Secured Financing BV, 7.50%, 1/15/33(a)	7,442,032
		20,428,467
Norway — 0.5%
8,591,000	Seadrill Finance Ltd., 6.75%, 7/15/34(a)	8,290,575

Spain — 1.4%
10,433,000	Atlantica Sustainable Infrastructure Plc, 4.13%, 6/15/28(a)	10,224,364
11,292,000	Banco Bilbao Vizcaya Argentaria SA, 7.75%, (d),(e)	11,870,820
		22,095,184
United Kingdom — 2.7%
7,494,000	A&K Travel Group Holdings Ltd., 7.50%, 5/15/33(a)	7,567,907
4,432,000	Ardonagh Finco Ltd., 7.75%, 2/15/31(a)	4,482,595
7,034,000	Barclays Plc, 8.00%, (d),(e)	7,376,908
6,829,000	Barclays Plc, 9.63%, (d),(e)	7,563,117
7,184,000	Connect Finco Sarl / Connect US Finco LLC, 9.00%, 9/15/29(a)	7,561,057
5,063,000	Vmed O2 UK Financing I Plc, 4.75%, 7/15/31(a)	4,165,029
3,404,000	Vmed O2 UK Financing I Plc, 7.75%, 4/15/32(a)	3,066,493
		41,783,106
United States — 81.4%
13,100,000	1261229 BC Ltd., 10.00%, 4/15/32(a)	13,260,309
5,280,000	Acushnet Co., 5.63%, 12/1/33(a)	5,260,947
6,352,000	Advance Auto Parts, Inc., 7.38%, 8/1/33(a)	6,578,871
8,500,000	Alaska Airlines, Inc., 6.50%, 6/1/31(a)	8,541,593
4,677,000	Allied Universal Holdco LLC, 7.88%, 2/15/31(a)	4,888,244
5,904,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28(a)	5,820,859
5,768,000	Ally Financial, Inc., 6.65%, 1/17/40(d)	5,716,169
12,396,000	Ally Financial, Inc., Series D, 7.10%, (d),(e)	12,533,809
7,204,000	AMC Global Media, Inc., 10.50%, 7/15/32(a)	7,404,025
7,432,000	American Airlines, Inc., 7.25%, 2/15/28(a)	7,524,151
1,915,000	American Axle & Manufacturing, Inc., 6.38%, 10/15/32(a)	1,907,950
11,565,000	American Axle & Manufacturing, Inc., 7.75%, 10/15/33(a)	11,428,121
6,988,119	American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(a)	6,868,636
8,695,000	American National Group, Inc., 7.00%, 12/1/55(d)	8,478,599
11,407,000	AmeriGas Partners LP / AmeriGas Finance Corp., 9.38%, 6/1/28(a)	11,665,280

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$8,825,000	AmeriGas Partners LP / AmeriGas Finance Corp., 9.50%, 6/1/30(a)	$9,468,545
9,086,000	AmeriTex HoldCo Intermediate LLC, 7.63%, 8/15/33(a)	9,498,070
11,373,167	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 4/15/30(a)	11,441,421
9,208,000	APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.88%, 11/1/29(a)	9,326,966
4,925,000	APLD ComputeCo 2 LLC, 6.75%, 3/15/31(a)	4,941,589
7,307,000	APLD ComputeCo 3 LLC, 7.00%, 6/15/31(a)	7,296,370
12,005,000	APLD ComputeCo LLC, 9.25%, 12/15/30(a)	12,952,100
4,936,000	Aramark Services, Inc., 5.00%, 2/1/28(a)	4,925,132
5,185,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.88%, 8/1/33(a)	5,143,249
3,604,000	Asurion LLC/ Asurion Co.-Issuer, Inc., 8.00%, 12/31/32(a)	3,645,719
11,393,000	Asurion LLC/ Asurion Co.-Issuer, Inc., 8.38%, 2/1/34(a)	10,558,642
10,641,000	Atkore, Inc., 4.25%, 6/1/31(a)	10,184,546
6,104,000	Avantor Funding, Inc., 3.88%, 11/1/29(a)	5,827,358
3,953,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(a)	3,952,866
11,501,000	Axalta Coating Systems LLC, 3.38%, 2/15/29(a)	10,975,519
6,842,860	Beach Acquisition Bidco LLC, PIK, 10.00%, 7/15/33(a)	7,764,631
4,273,000	Bread Financial Holdings, Inc., 8.38%, 6/15/35(a),(d)	4,452,911
7,677,000	Carnival Corp. Ltd., 5.13%, 5/1/29(a)	7,665,728
16,441,000	Carriage Services, Inc., 4.25%, 5/15/29(a)	15,710,375
9,003,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	8,542,972
7,693,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(a)	7,595,056
11,681,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 2/1/36(a)	11,461,366
4,816,000	Centene Corp., 2.45%, 7/15/28	4,575,052
8,789,000	Centene Corp., 2.50%, 3/1/31	7,675,712
4,392,000	CHS/Community Health Systems, Inc., 9.75%, 1/15/34(a)	4,585,380
10,426,000	CHS/Community Health Systems, Inc., 10.88%, 1/15/32(a)	11,241,596
6,252,000	Churchill Downs, Inc., 5.50%, 4/1/27(a)	6,252,563
6,176,000	Clearway Energy Operating LLC, 4.75%, 3/15/28(a)	6,118,666
3,744,000	Clearway Energy Operating LLC, 5.75%, 1/15/34(a)	3,669,107
9,966,000	Cleveland-Cliffs, Inc., 7.38%, 5/1/33(a)	9,952,715
8,597,000	Cloud Software Group, Inc., 6.50%, 3/31/29(a)	8,344,847
8,595,000	Cloud Software Group, Inc., 8.25%, 6/30/32(a)	8,047,132
8,620,000	Cloud Software Group, Inc., 9.00%, 9/30/29(a)	8,369,305
9,708,716	CMG Media Corp., 8.88%, 6/18/29(a)	7,132,162
9,825,000	Columbus McKinnon Corp., 7.13%, 2/1/33(a)	9,835,107
4,918,000	Commercial Metals Co., 5.75%, 11/15/33(a)	4,886,220
5,079,000	Comstock Resources, Inc., 6.75%, 3/1/29(a)	4,998,041
8,253,000	Core Scientific Finance I LLC, 7.75%, 5/15/31(a)	8,367,390
4,077,000	CoreWeave, Inc., 9.00%, 2/1/31(a)	4,031,492
5,430,000	CoreWeave, Inc., 9.25%, 6/1/30(a)	5,463,424

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$4,420,000	CoreWeave, Inc., 9.75%, 10/1/31(a)	$4,408,496
8,567,000	CrossCountry Intermediate HoldCo LLC, 6.50%, 10/1/30(a)	8,447,238
3,992,000	CrossCountry Intermediate HoldCo LLC, 6.75%, 12/1/32(a)	3,855,677
4,829,000	CSC Holdings LLC, 11.25%, 5/15/28(a)	3,120,241
5,007,000	Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 6.13%, 4/15/31(a)	5,011,156
5,089,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.88%, 6/1/34(a)	5,071,442
4,773,000	Directv Financing LLC, 8.88%, 2/1/30(a)	4,854,806
1,878,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 2/15/31(a)	1,950,756
3,150,000	Discovery Communications LLC, Series, 3.95%, 3/20/28	3,107,460
6,065,000	Discovery Communications LLC, Series, 5.00%, 9/20/37	4,761,642
3,881,000	Discovery Global Holdings, Inc., Series, 4.28%, 3/15/32	3,477,607
10,442,000	Discovery Global Holdings, Inc., Series, 5.05%, 3/15/42	7,643,377
12,544,000	Element Solutions, Inc., 3.88%, 9/1/28(a)	12,237,087
5,042,000	ELK Grove Village Property LLC, 7.50%, 6/15/31(a)	5,073,307
7,576,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/30(a)	7,745,638
3,861,000	EW Scripps Co. (The), 9.88%, 8/15/30(a)	3,378,413
5,457,000	First Eagle Holdings, Inc., 7.25%, 8/15/32(a)	5,498,136
3,801,000	FMC Corp., 4.50%, 10/1/49	2,459,682
2,887,000	FMC Corp., 6.38%, 5/18/53	2,267,541
2,521,000	FMC Corp., 8.00%, 6/1/31(a)	2,622,924
15,195,000	Ford Motor Credit Co. LLC, 4.27%, 1/9/27	15,149,865
5,024,000	Forestar Group, Inc., 5.00%, 3/1/28(a)	5,010,977
9,157,000	Freedom Mortgage Holdings LLC, 7.88%, 4/1/33(a)	8,925,392
6,291,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(a)	6,538,433
6,524,000	Gap, Inc. (The), 3.63%, 10/1/29(a)	6,147,595
11,589,000	General Motors Financial Co., Inc., Series A, 5.75%, (d),(e)	11,587,417
4,901,000	Global Medical Response, Inc., 7.38%, 10/1/32(a)	5,078,235
4,619,000	Gray Media, Inc., 10.50%, 7/15/29(a)	4,873,270
6,002,000	Griffon Corp., 5.75%, 3/1/28	6,001,514
4,552,000	HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56(d)	4,615,762
5,100,000	HA Sustainable Infrastructure Capital, Inc., 8.00%, 6/1/56(d)	5,392,276
3,728,000	Herc Holdings, Inc., 7.00%, 6/15/30(a)	3,861,491
7,941,000	Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(a)	7,662,376
3,694,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.63%, 1/15/32(a)	3,749,327
7,427,000	Industrial F&B Investments III, Inc., 7.75%, 2/11/33(a)	7,569,196
5,645,000	Infinity Natural Resources LLC, 7.63%, 4/1/31(a)	5,606,690
7,620,000	Iron Mountain, Inc., REIT, 4.88%, 9/15/27(a)	7,605,686
12,706,000	Iron Mountain, Inc., REIT, 6.25%, 1/15/35(a)	12,753,779
7,762,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 8/15/28(a)	7,496,201
2,220,000	K Hovnanian Enterprises, Inc., 8.00%, 4/1/31(a)	2,290,877
5,195,000	K Hovnanian Enterprises, Inc., 8.38%, 10/1/33(a)	5,339,968
8,071,000	Kaiser Aluminum Corp., 4.50%, 6/1/31(a)	7,717,303
6,336,000	Kennedy-Wilson, Inc., 7.00%, 6/1/31(a)	6,484,072

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$5,760,000	Kennedy-Wilson, Inc., 7.25%, 6/1/33(a)	$5,876,902
7,239,000	Kraken Oil & Gas Partners LLC, 7.63%, 8/15/29(a)	7,305,917
5,000,000	Lamar Media Corp., 3.75%, 2/15/28	4,903,773
1,675,000	LBM Acquisition LLC, 9.50%, 6/15/31(a)	1,496,809
5,951,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(a)	5,684,947
10,913,618	Level 3 Financing, Inc., 6.88%, 6/30/33(a)	11,207,207
4,723,000	LifePoint Health, Inc., 7.00%, 5/1/34(a)	4,524,623
4,349,000	LifePoint Health, Inc., 9.88%, 8/15/30(a)	4,580,547
7,590,000	Long Ridge Energy LLC, 8.75%, 2/15/32(a)	8,008,393
3,777,000	Macy’s Retail Holdings LLC, 6.13%, 3/15/32(a)	3,795,921
4,032,000	Macy’s Retail Holdings LLC, 7.38%, 8/1/33(a)	4,232,807
5,065,000	Marriott Ownership Resorts, Inc., 4.75%, 1/15/28	5,009,688
5,075,000	Marriott Ownership Resorts, Inc., 6.50%, 10/1/33(a)	5,042,632
6,293,000	McAfee Corp., 7.38%, 2/15/30(a)	5,347,742
6,548,000	McGraw-Hill Education, Inc., 5.75%, 8/1/28(a)	6,523,049
3,670,000	McGraw-Hill Education, Inc., 7.38%, 9/1/31(a)	3,728,880
12,608,000	Medline Borrower LP, 3.88%, 4/1/29(a)	12,242,296
5,391,000	Men’s Wearhouse LLC (The), 9.00%, 2/1/31(a)	5,727,059
5,803,000	Meridian Arc Holdco LLC, 6.25%, 4/30/31(a)	5,813,491
10,826,000	MGM Resorts International, 4.75%, 10/15/28	10,751,033
12,959,000	Michaels Cos., Inc. (The), 8.50%, 3/15/33(a)	12,828,588
3,762,000	Millrose Properties, Inc., REIT, 6.25%, 9/15/32(a)	3,792,765
3,522,000	MPT Operating Partnership LP / MPT Finance Corp., REIT, 5.00%, 10/15/27	3,415,849
7,759,000	NCL Corp. Ltd., 5.88%, 1/15/31(a)	7,527,175
3,727,000	Neptune Bidco US, Inc., 9.29%, 4/15/29(a)	3,802,074
3,615,000	Neptune Bidco US, Inc., 9.50%, 2/15/33(a)	3,656,416
5,077,000	NESCO Holdings II, Inc., 5.50%, 4/15/29(a)	5,054,675
3,774,000	Nexstar Media, Inc., 6.50%, 9/15/33(a)	3,775,370
5,486,000	Nexstar Media, Inc., 7.25%, 4/15/34(a)	5,471,201
15,013,000	Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26(a)	14,878,890
2,325,000	Nissan Motor Acceptance Co. LLC, 2.75%, 3/9/28(a)	2,210,406
15,262,000	OneMain Finance Corp., 3.50%, 1/15/27	15,134,550
4,914,000	Osaic Holdings, Inc., 6.75%, 8/1/32(a)	4,923,805
5,433,000	Pagaya US Holdings Co. LLC, 8.88%, 8/1/30(a)	4,674,247
5,149,000	Paramount Global, 2.90%, 1/15/27	5,093,977
11,672,000	Paramount Global, 6.38%, 3/30/62(d)	9,983,533
6,112,000	Penn Entertainment, Inc., 4.13%, 7/1/29(a)	5,857,085
7,637,000	Penn Entertainment, Inc., 6.75%, 4/1/31(a)	7,675,064
5,183,000	Performance Food Group, Inc., 4.25%, 8/1/29(a)	5,026,498
9,800,000	Planet Financial Group LLC, 10.50%, 12/15/29(a)	9,679,961
5,114,000	Post Holdings, Inc., 6.25%, 10/15/34(a)	5,023,700
8,433,000	PR RNO Property Owner 1 LLC, 6.50%, 5/1/31(a)	8,421,576
7,186,000	PRA Group, Inc., 8.88%, 1/31/30(a)	7,415,498
5,386,000	Prairie Acquiror LP, 9.00%, 8/1/29(a)	5,597,028
5,222,000	Primo Water Holdings Inc / Triton Water Holdings, Inc., 4.38%, 4/30/29(a)	5,099,284
5,597,000	Quikrete Holdings, Inc., 6.75%, 3/1/33(a)	5,704,086

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$3,807,000	QXO Building Products, Inc., 6.50%, 7/15/31(a)	$3,879,400
3,782,000	QXO Building Products, Inc., 6.88%, 7/15/34(a)	3,882,248
12,942,000	Reworld Holding Corp., 4.88%, 12/1/29(a)	12,348,074
4,233,000	Rocket Cos., Inc., 6.13%, 8/1/31(a)	4,323,219
7,700,000	Rocket Software, Inc., 9.00%, 11/28/28(a)	7,641,108
8,636,000	SBA Communications Corp., REIT, 3.88%, 2/15/27	8,588,899
4,164,000	Scripps Escrow II, Inc., 3.88%, 1/15/29(a)	3,792,064
5,000,000	Service Corp. International, 4.63%, 12/15/27	4,971,719
6,618,000	Silgan Holdings, Inc., 4.13%, 2/1/28	6,529,929
11,735,000	Sirius XM Radio LLC, 4.00%, 7/15/28(a)	11,426,577
9,579,000	SLM Corp., 6.50%, 5/15/32(d)	9,580,724
6,870,000	SM Energy Co., 7.00%, 8/1/32(a)	6,932,086
11,701,000	Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(a)	11,723,791
4,986,000	Solaris Energy Infrastructure LLC, 6.38%, 5/15/31(a)	5,042,573
6,224,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 7.75%, 10/15/29(a)	5,726,026
10,794,000	Standard Industries, Inc., 4.75%, 1/15/28(a)	10,724,674
5,191,000	Sunoco LP, 4.50%, 10/1/29(a)	5,044,962
3,643,000	Sunoco LP, 7.88%, (a),(d),(e)	3,788,000
14,672,000	SV RNO Property Owner 1 LLC, 5.88%, 3/1/31(a)	14,464,801
5,563,000	Sword Purchaser LLC, 8.25%, 4/15/33(a)	5,754,276
10,318,000	Tenet Healthcare Corp., 4.63%, 6/15/28	10,228,648
5,647,000	TransDigm, Inc., 6.00%, 1/15/33(a)	5,700,731
7,750,000	TransDigm, Inc., 6.38%, 3/1/29(a)	7,872,111
7,367,000	TransDigm, Inc., 6.75%, 1/31/34(a)	7,560,393
14,024,000	U.S. Foods, Inc., 4.75%, 2/15/29(a)	13,856,238
9,577,000	United Airlines Holdings, Inc., 4.88%, 3/1/29	9,479,098
7,887,000	United Airlines, Inc., 4.63%, 4/15/29(a)	7,775,257
6,094,000	United Rentals North America, Inc., 3.88%, 11/15/27	6,010,952
5,218,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 4.75%, 4/15/28(a)	5,202,805
9,388,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, REIT, 8.63%, 6/15/32(a)	9,785,418
5,136,000	Venture Global LNG, Inc., 9.00%, (a),(d),(e)	5,002,207
7,018,000	Vertiv Group Corp., 4.13%, 11/15/28(a)	6,948,076
4,852,000	VoltaGrid LLC, 7.38%, 11/1/30(a)	5,039,175
8,416,000	Voyager Parent LLC, 9.25%, 7/1/32(a)	8,899,553
4,589,000	Whirlpool Corp., 7.50%, 7/1/31(a)	4,646,885
8,006,000	White Cap Supply Holdings LLC, 7.38%, 11/15/30(a)	8,125,183
5,729,000	William Carter Co. (The), 7.38%, 2/15/31(a)	5,928,126
3,810,000	Wyndham Hotels & Resorts, Inc., 5.63%, 3/1/33(a)	3,757,935
4,330,000	XPLR Infrastructure Operating Partners LP, 7.75%, 4/15/34(a)	4,557,427
4,226,000	XPLR Infrastructure Operating Partners LP, 8.63%, 3/15/33(a)	4,532,606
5,797,000	Yondr JK 1 LLC, 6.88%, 6/30/31(a)	5,810,269
		1,265,616,193
Total Corporate Bonds		1,507,570,084
(Cost $1,508,139,817)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Shares		Value
Common Stocks — 0.00%
United Kingdom — 0.00%
12,023	AVTCAP WARR(f),*	$3,931

United States — 0.00%
70,137	Quintis Ltd.(b),(c),*	0

Total Common Stocks		3,931
(Cost $2)
Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49(b),(c),(f),*	0

Total Rights/Warrants		0
(Cost $0)
Investment Company — 3.0%
46,602,538	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (g)	46,602,538
Total Investment Company		46,602,538
(Cost $46,602,538)
Total Investments		$1,554,176,553
(Cost $1,554,742,357) — 100.0%
Other assets in excess of liabilities — 0.0%		18,838
NET ASSETS — 100.0%		$1,554,195,391

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(e)	Perpetual security with no stated maturity date.
(f)	Security delisted or issuer in bankruptcy.
(g)	Affiliated investment.
*	Non-income producing security.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Abbreviations used are defined below:
REIT - Real Estate Investment Trust